SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts receivable [Table Text Block]
	December 31,	December 31,
	2012	2011
Accounts receivable - Billed	$42,154,611	$40,490,742
Accounts receivable - Unbilled	73,321,889	72,225,044
Total Accounts Receivable	115,476,500	112,715,786
Bad Debt Provision	(29,517,614)	(9,373,327)
Accounts Receivable - Net	$85,958,886	$103,342,459

Schedule of movements in the allowance for doubtful accounts [Table Text Block]
Balance at January 1, 2011	$6,072,644
Increase in allowance for doubtful accounts	6,169,941
Amounts recovered during current period	(3,145,062)
Foreign exchange difference	275,804
Balance at December 31, 2011	$9,373,327
Increase in allowance for doubtful accounts	24,708,326
Amounts written off as uncollectible	(4,598,552)
Amounts recovered during the year	(55,548)
Foreign exchange difference	90,061
Balance at December 31, 2012	$29,517,614

Schedule of assets estimated useful lives [Table Text Block]
Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Schedule of estimated useful lives of intangible assets [Table Text Block]
Software development costs	2 - 5 years
Technology	10 - 20 years
Trademarks	20 years
Customer base	2 years

Schedule of exchange rates adopted [Table Text Block]
	December 31,	December 31,
	2012	2011
Year end exchange rate	6.3012	6.3532
Average yearly exchange rate	6.3052	6.4533